Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 31.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	441,988	$4,967,867
Janus Henderson Enterprise Fund - Class N Shares£	41,990	5,798,748
Janus Henderson European Focus Fund - Class N Shares£	115,103	5,575,433
Janus Henderson Growth and Income Fund - Class N Shares£	90,143	5,940,024
Janus Henderson Overseas Fund - Class N Shares£	197,680	9,346,303
Janus Henderson Research Fund - Class N Shares£	92,512	7,100,914
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	11,810	170,543
Janus Henderson Triton Fund - Class N Shares£	1,514	38,816
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	173,600	1,992,912
		40,931,560
Exchange-Traded Funds (ETFs) – 36.5%
iShares Core International Aggregate Bond	461,606	23,075,684
iShares Russell 2000 Value	21,486	3,243,956
Janus Henderson Emerging Markets Debt Hard Currency£	203,168	10,339,199
Janus Henderson Small Cap Growth Alpha£	1,094	66,581
Vanguard FTSE Emerging Markets	177,111	8,016,044
Vanguard Value	16,690	2,883,031
		47,624,495
Fixed Income Funds – 31.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,251,230	17,244,516
Janus Henderson Flexible Bond Fund - Class N Shares£	2,438,827	22,728,223
Janus Henderson High-Yield Fund - Class N Shares£	92,902	669,819
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	55,623	159,639
		40,802,197
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£	1,278,198	1,278,453
Total Investments (total cost $128,879,972) – 100.0%		130,636,705
Cash, Receivables and Other Assets, net of Liabilities – 0%		13,738
Net Assets – 100%		$130,650,443

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 71.5%
Equity Funds - 31.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$3,701,019	$1,715,942	$(493,552)	$120,997	$(76,539)	$4,967,867	441,988	$95,168	$60,492
Janus Henderson Enterprise Fund - Class N Shares
	6,341,881	756,221	(1,201,159)	5,194	(103,389)	5,798,748	41,990	77,529	365,281
Janus Henderson European Focus Fund - Class N Shares
	-	5,911,168	(69,224)	(1,633)	(264,878)	5,575,433	115,103	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,969,933	1,287,728	(1,500,520)	(92,522)	(724,595)	5,940,024	90,143	51,387	902,315
Janus Henderson Overseas Fund - Class N Shares
	18,499,851	1,169,089	(10,713,542)	1,541,604	(1,150,699)	9,346,303	197,680	310,140	-
Janus Henderson Research Fund - Class N Shares
	5,669,934	2,568,829	(735,443)	(8,512)	(393,894)	7,100,914	92,512	10,594	279,888
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	376,979	47,423	(216,471)	12,235	(49,623)	170,543	11,810	10,181	19,046
Janus Henderson Triton Fund - Class N Shares
	135,240	16,246	(104,591)	4,367	(12,446)	38,816	1,514	439	9,224
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	997,159	1,098,741	(142,466)	10,632	28,846	1,992,912	173,600	17,858	28,743
Total Equity Funds - 31.3%
	$42,691,996	$14,571,387	$(15,176,968)	$1,592,362	$(2,747,217)	$40,931,560	1,166,340	$573,296	$1,664,989

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 8.0%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$10,516,561	$(119,361)	$(1,094)	$(56,907)	$10,339,199	203,168	$-	$-
Janus Henderson Small Cap Growth Alpha
	888,026	45,403	(895,891)	43,247	(14,204)	66,581	1,094	10,199	-
Total Exchange-Traded Funds (ETFs) - 8.0%
	$888,026	$10,561,964	$(1,015,252)	$42,153	$(71,111)	$10,405,780	204,262	$10,199	$-
Fixed Income Funds - 31.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	27,726,621	1,997,626	(12,900,797)	131,512	289,554	17,244,516	2,251,230	673,536	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,168,197	4,819,557	(2,519,801)	(97,503)	357,773	22,728,223	2,438,827	763,668	-
Janus Henderson High-Yield Fund - Class N Shares
	891,373	89,893	(310,994)	8,122	(8,575)	669,819	92,902	47,049	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	465,419	39,725	(350,972)	(4,151)	9,618	159,639	55,623	17,596	-
Total Fixed Income Funds - 31.2%
	$49,251,610	$6,946,801	$(16,082,564)	$37,980	$648,370	$40,802,197	4,838,582	$1,501,849	$-
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	1,691,622	12,912,818	(13,325,984)	(3)	-	1,278,453	1,278,198	80,720	-
Total Affiliated Investments - 71.5%
	$94,523,254	$44,992,970	$(45,600,768)	$1,672,492	$(2,169,958)	$93,417,990	7,487,382	$2,166,064	$1,664,989

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$40,931,560	$-	$-
Exchange-Traded Funds (ETFs)	47,624,495	-	-
Fixed Income Funds	40,802,197	-	-
Money Markets	-	1,278,453	-
Total Assets	$129,358,252	$1,278,453	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70267 05-25